LICENSE CONTENT ASSETS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Term of license content asset	2 years	2 years
License content asset - current	$ 696,613	$ 850,263	$ 454,000
License content asset - non current	36,797	365,360	246,280
License content liability	306,500	985,000
License content liability - current	306,500	985,000	454,000
License content liability - non current	0	0	227,000
Payments for license content liabilities	678,500	699,000
Additions to license content liabilities		47,500
Finite-Lived Intangible Asset, Expected Amortization, Remainder of Fiscal Year	84,333
Payable in 2021	275,250	581,000
Payable in 2022	$ 31,250	404,000
License Content Asset [Member]
Impairment of license asset		2,260,799
Additions to license content assets		47,500
Amortization expense		1,362,921	$ 283,187
Useful life	2 years
Amortization expense, 2022	$ 508,630	1,058,773
Amortization expense, 2023	$ 207,517	$ 156,849